Shareholders’ Equity (Details) - USD ($)						1 Months Ended				12 Months Ended
	Dec. 13, 2021	May 01, 2020	Apr. 06, 2020	Dec. 06, 2019	Jun. 14, 2019	Sep. 24, 2021	Jun. 30, 2020	May 31, 2020	Nov. 20, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized										50,000,000
Common stock, par value (in Dollars per share)										$ 0.001
Common stock, shares issued										39,812,629
Capital contribution (in Dollars)							$ 4,550,000		$ 3,582,781		$ 4,550,000	$ 3,582,781
Net proceeds (in Dollars)											6,503,378
Restricted stocks, description			Pursuant to the agreement, one-third (33%) of the common shares of restricted stock vested on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant.
Share based compensation (in Dollars)										498,825	$ 1,097,415
Unrecognized share-based compensation (in Dollars)										$ 125,630
Underwritten public offering (in Dollars)	$ 77,000,000
Pre-Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Pre-funded warrants shares										7,060,000
Class A Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized										40,000,000	40,000,000
Common stock, par value (in Dollars per share)										$ 0.001	$ 0.001
Common stock, shares issued										39,812,629	20,555,129
Common stock, shares outstanding										39,812,629	20,555,129
Fair value (in Dollars)			$ 1,721,870			$ 71,175
Closing price per share (in Dollars per share)			$ 7.39			$ 9.49
Offering consisted shares, description	The offering consisted of ((i) 12,190,000 shares of Class A common shares and (the “December 2021 Common shares”) (ii) pre-funded warrants to purchase 7,060,000 Class A Common Shares (the “Pre-Funded Warrants”).
Class A Common Stock [Member] | Pre-Funded Warrants [Member]
Shareholders’ Equity (Details) [Line Items]
Warrant, Exercise Price, Increase (in Dollars per share)	$ 0.001
Class A Common Stock [Member] | Private Placement [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares sold				1,048,932
Sale of stock price per share (in Dollars per share)				$ 6.21
Net proceeds (in Dollars)		$ 6,503,378
Class B Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock. shares authorized										10,000,000	10,000,000
Common stock, par value (in Dollars per share)										$ 0.001	$ 0.001
Common stock, shares issued
Common stock, shares outstanding
Board [Member] | Class A Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted common stock			300,000			7,500
Two Officers [Member] | Class A Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares forfeited and cancelled			67,000
Wise Metro Development Co., Ltd [Member]
Shareholders’ Equity (Details) [Line Items]
Share transfer transaction, description					(i) Wise’s 1,800,000 Class B common shares of The Group and (ii) Sun Zhang’s 5,978,400 Class B common shares of The Group, which constituted approximately 47.8% of all of The Group’s outstanding common shares at the time of the Closing on a fully diluted basis (Wise’s and Sun Zhang’s Class B common shares are referred to as the “Shares”). The Shares were automatically converted into Class A common shares upon transfer from the Sellers to the Buyer, and upon such transfer, the Group had no remaining issued and outstanding Class B common shares.
Nami [Member] | Class A Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Number of shares issuance								1,562,726
Fair value of purchase consideration (in Dollars)								$ 18,330,776